CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (32,357,957)	$ (10,728,295)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,220,736	603,857
Amortization of loan discount and fees	1,382,222	241,878
Stock-based compensation	4,800,337	144,775
Fees incurred in connection with debt financings	560,309
Change in fair value of warrant liability	11,958	(2,353)
Change in fair value of derivative liability	(910,204)
Change in fair value of contingent consideration	8,764,460
Deferred income tax benefit	(1,100,120)
Impairment of intangible assets	3,400,000	784,500
Gain on forgiveness of PPP loans	(407,994)
Loss on disposal of property and equipment		848,927
Change in credit reserve	36,893	(207,666)
Changes in operating assets and liabilities:
Accounts receivable, net	150,288	1,947
Due from factor, net	(399,701)	1,616,939
Inventory	(911,293)	3,202,350
Prepaid expenses and other current assets	(151,917)	168,589
Accounts payable	456,690	673,263
Accrued expenses and other liabilities	834,489	(591,028)
Deferred revenue	4,882	(13,564)
Due to related parties	(63,550)	178,026
Accrued interest	461,113	1,016,268
Net cash used in operating activities	(14,218,359)	(2,061,587)
Cash flows from investing activities:
Cash acquired (consideration) pursuant to business combination	(5,936,757)	106,913
Purchase of property, equipment and software	(43,179)	(864)
Deposits	(31,117)	98,835
Net cash used in investing activities	(6,011,053)	204,884
Cash flows from financing activities:
Proceeds from related party advances		22,856
Repayments to factor	(41,200)	(1,931,369)
Proceeds from venture debt		1,050,000
Proceeds from venture debt	2,779,910	1,701,044
Repayments of promissory notes and loans payable	(2,006,628)
Issuance of convertible notes payable	8,433,650	1,250,308
Proceeds from initial public offering	10,000,002
Exercise of over-allotment option with public offering, net	1,364,997
Exercise of warrants	1,768,046
Proceeds from sale of Series A-3 preferred stock		428,926
Subscription receivable from Series A-3 preferred stock		22,677
Proceeds from sale of Series CF preferred stock		309,750
Offering costs	(2,116,957)	(461,972)
Net cash provided by financing activities	20,181,820	2,392,220
Net increase in cash and cash equivalents	(47,592)	535,517
Cash and cash equivalents at beginning of period	575,986	40,469
Cash and cash equivalents at end of period	528,394	575,986
Supplemental disclosure of cash flow information:
Cash paid for interest	902,089
Supplemental disclosure of non-cash investing and financing activities:
Conversion of preferred stock into common stock	6,291
Conversion of related party notes and payables into common stock	257,515
Conversion of debt into common stock	2,680,289
Derivative liability in connection with convertible note	3,204,924
Common shares issued pursuant to equity line of credit	367,696
Conversion of contingent consideration into common stock	$ 73,500
Venture debt issued in exchange of forgiveness of accrued interest		209,211
Warrants issued for offering costs		918
Warrants issued with venture debt		184,191
Issuance of promissory note payable in acquisition		4,500,000
Issuance of Series B preferred stock in acquisition		$ 11,000,000